Non-Controlling Interest - Narrative (Details)		10 Months Ended	12 Months Ended
	Oct. 17, 2024	Oct. 18, 2024 shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement			6,350,835	6,210,267
Seaport | Total RSUs
Non-Controlling Interests [Line Items]
Number of other equity instruments granted in share-based payment arrangement				3,450,000
Number of other equity instruments granted in share-based payment arrangement, fully vested		2,455,555
Common
Non-Controlling Interests [Line Items]
Number of shares issued (in shares)			257,927,489	257,927,489
Common | Entrega
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests			11.70%
Common | Follica
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests			19.90%
Common | Seaport
Non-Controlling Interests [Line Items]
Proportion of ownership interests held by non-controlling interests	61.30%
Number of shares issued (in shares)				950,000